SOLAR PROJECTS SALE (Details Narrative)	May 30, 2024 USD ($) GW MW	Jun. 30, 2024 USD ($)
Land Rights [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of megawatt | MW	5,000
Number of megawatt amount	$ 12,125,000
Number of megawatt sold | MW	2,425
Ready To Build [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of megawatt | MW	3,000
Number of megawatt amount	$ 7,275,000
Number of megawatt sold | MW	2,435
Emergen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Voting interest percentage	62.50%
Legal fees	$ 589,687.50
Business acquistion description	(ii) Emergen; and (iii) EIP and the remaining 37.5% (353,812.50) of the proceeds shall remain with Emergen. The remaining proceeds of $18,456,500 shall be received within five business days of when Bridgelink receives milestone payments from the Purchaser for these projects
Project Management Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of gigawatt | GW	2.425
Payment to acquire business gross	$ 19,400,000
Payment for fees	943,500
Remaining proceeds from sale of solar projects	$ 18,456,500
Deposit		$ 943,500
Project Management Services Agreement [Member] | Emergen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of gigawatt | GW	3.840